Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-In-Interest Transactions
3. EXEMPT
PARTY-IN-INTEREST
TRANSACTIONS
Transactions with the Trustees and the funds they manage qualify as party-in-interest
transactions. Investment management fees and operating fees paid by the Plan were included as a reduction of the return earned on each fund. Administrative fees paid by the Plan were $636,000 for the year ended December 31, 2025.
Transactions in shares of Enbridge common stock qualify as exempt party-in-interest
transactions under ERISA. As at December 31, 2025 and 2024, the Plan held 8.43 million and 9.07 million shares, respectively, of Enbridge common stock valued at $403,245,800 and $384,904,000, respectively. During the year ended December 31, 2025, the Plan recorded related dividend income of $23,413,000.
Additionally, the Plan maintains participant loans
(Note 1)
.